Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Non-cancelable commitment to purchase certain license subscriptions	$ 10,000,000
Non-cancelable commitment to purchase certain license subscriptions, interest rate before maturity	0.00%	0.00%
Non-cancelable commitment to purchase certain license subscriptions, interest rate after maturity	3.50%
Standby Letter of Credit
Other Commitments [Line Items]
Total value of letters of credit issued by bank		$ 17,100,000	$ 16,500,000	$ 11,500,000
Amounts drawn under standby letters of credit		$ 0	$ 0